SHAREHOLDERS' EQUITY (Schedule of Composition Non-Controlling Interests) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Balance		$ 16,632
Forfeiture of non-controlling interests regarding share-based compensation		0	$ 0	$ 0
Exercise of subsidiary options	[1]
Issuance of a subsidiary's preferred shares to non-controlling interests			9,523
Benefit to non-controlling interests regarding share-based compensation			0	0
Loss attributed to non-controlling interests		(1,569)	(2,075)	(3,206)
Balance		16,289	16,632
Non-controlling Interests
Disclosure of classes of share capital [line items]
Balance		16,632	6,860
Forfeiture of non-controlling interests regarding share-based compensation		(206)	(71)
Share-based compensation		1,432	1,351
Issuance of a subsidiary ordinary shares to the company		0	809
Issuance of a subsidiary's preferred shares to non-controlling interests		0	9,761
Benefit to non-controlling interests regarding share-based compensation		0	(3)
Loss attributed to non-controlling interests		(1,569)	(2,075)
Balance		$ 16,289	$ 16,632	$ 6,860

[1]	Represents an amount lower than $1